Operations (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Generation Concession Agreement [Member]
Disclosure of information about activities subject to rate regulation [line items]
Grant Bonus	R$ 4,073,915